Financial Instruments Risk Management - Debt Securities by Geographic Location (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Carrying value	$ 188,050	$ 178,698
Debt securities
Disclosure of geographical areas [line items]
Carrying value	85,618	81,955
Debt securities | Canada
Disclosure of geographical areas [line items]
Carrying value	38,870	38,086
Debt securities | United States
Disclosure of geographical areas [line items]
Carrying value	29,449	27,472
Debt securities | Europe
Disclosure of geographical areas [line items]
Carrying value	5,780	5,809
Debt securities | Asia
Disclosure of geographical areas [line items]
Carrying value	8,201	7,841
Debt securities | Other
Disclosure of geographical areas [line items]
Carrying value	3,318	2,747
FVTPL | Debt securities
Disclosure of geographical areas [line items]
Carrying value	72,599	68,106
FVTPL | Debt securities | Canada
Disclosure of geographical areas [line items]
Carrying value	35,582	34,472
FVTPL | Debt securities | United States
Disclosure of geographical areas [line items]
Carrying value	23,389	20,986
FVTPL | Debt securities | Europe
Disclosure of geographical areas [line items]
Carrying value	4,329	4,145
FVTPL | Debt securities | Asia
Disclosure of geographical areas [line items]
Carrying value	7,230	6,891
FVTPL | Debt securities | Other
Disclosure of geographical areas [line items]
Carrying value	2,069	1,612
FVOCI | Debt securities
Disclosure of geographical areas [line items]
Carrying value	13,019	13,849
FVOCI | Debt securities | Canada
Disclosure of geographical areas [line items]
Carrying value	3,288	3,614
FVOCI | Debt securities | United States
Disclosure of geographical areas [line items]
Carrying value	6,060	6,486
FVOCI | Debt securities | Europe
Disclosure of geographical areas [line items]
Carrying value	1,451	1,664
FVOCI | Debt securities | Asia
Disclosure of geographical areas [line items]
Carrying value	971	950
FVOCI | Debt securities | Other
Disclosure of geographical areas [line items]
Carrying value	$ 1,249	$ 1,135